U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202

January 2, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”)
Securities Act Registration No: 333-62298
Investment Company Act Registration No: 811-10401
Fiera Capital STRONG Nations Currency Fund (S000037999)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Fiera Capital STRONG Nations Currency Fund, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated December 29, 2018, and filed electronically as Post-Effective Amendment No. 673 to the Fund’s Registration Statement on Form N-1A on December 20, 2018.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith
For U.S. Bank Global Fund Services